Consolidated Statement of Changes in Equity Statement - CAD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Common shares	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Non-controlling interests
Number of shares (in shares) at Mar. 31, 2017			268,397,224
Balances, beginning of year (restated) at Mar. 31, 2017	$ 2,012.3	$ 1,952.1	$ 615.4	$ 19.4	$ 191.1	$ 1,126.2	$ 60.2
Net income	354.7	346.0				346.0	8.7
Other comprehensive (loss) income	43.9	45.1			69.2	(24.1)	(1.2)
Total comprehensive income	398.6	391.1			69.2	321.9	7.5
Stock options exercised (in shares)			1,246,575
Stock options exercised	15.7	15.7	$ 18.7	(3.0)
Optional cash purchase (in shares)			1,967
Optional cash purchase of shares	0.0	0.0	$ 0.0
Common shares repurchased and cancelled (in shares)			(2,081,200)
Common shares repurchased and cancelled	(44.8)	(44.8)	$ (4.9)			(39.9)
Share-based compensation expense	4.9	4.9		4.9
Additions to non-controlling interests	3.3						3.3
Dividends to non-controlling interests	(2.6)						(2.6)
Stock dividends (in shares)			173,964
Stock dividends			$ 4.0			(4.0)
Cash dividends	(89.9)	(89.9)				(89.9)
Number of shares (in shares) at Mar. 31, 2018			267,738,530
Balances, end of year at Mar. 31, 2018	2,297.5	2,229.1	$ 633.2	21.3	260.3	1,314.3	68.4
Net income	340.1	330.0				330.0	10.1
Other comprehensive (loss) income	(55.3)	(58.2)			(61.3)	3.1	2.9
Total comprehensive income	284.8	271.8			(61.3)	333.1	13.0
Stock options exercised (in shares)			1,231,600
Stock options exercised	18.2	18.2	$ 21.1	(2.9)
Optional cash purchase (in shares)			2,459
Optional cash purchase of shares	0.1	0.1	$ 0.1
Common shares repurchased and cancelled (in shares)			(3,671,900)
Common shares repurchased and cancelled	(94.4)	(94.4)	$ (8.8)			(85.6)
Share-based compensation expense	6.4	6.4		6.4
Dividends to non-controlling interests	(2.7)						(2.7)
Stock dividends (in shares)			146,914
Stock dividends			$ 4.0			(4.0)
Cash dividends	(99.9)	(99.9)				(99.9)
Number of shares (in shares) at Mar. 31, 2019			265,447,603
Balances, end of year at Mar. 31, 2019	$ 2,410.0	$ 2,331.3	$ 649.6	$ 24.8	$ 199.0	$ 1,457.9	$ 78.7